Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents		$ 1,180,511	$ 1,600,031
Prepaid expenses		75,459	13,635
Prepaid insurance		73,877	73,877
Total Current Assets		1,329,847	1,687,543
Long-term prepaid insurance		35,700	72,845
Investments held in Trust Account		218,979,433	200,119,181
TOTAL ASSETS		220,344,980	201,879,569
Current Liabilities
Accrued offering costs		75,000	14,572
Accrued expenses		773,740	82,500
Over-allotment liability			188,800
Due to sponsor		29,195	30,925
Total Current Liabilities		877,935	316,797
Deferred underwriting fee payable		8,600,000	8,000,000
Total Liabilities		9,477,935	8,316,797
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 21,500,000 and 20,000,000 shares at a redemption value of $10.19 and $10.01 per share as of June 30, 2026 and December 31, 2025, respectively		218,979,433	200,119,181
Shareholders’ Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Additional paid-in capital
Accumulated deficit		(8,113,171)	(6,557,239)
Total Shareholders’ Deficit		(8,112,388)	(6,556,409)
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS’ DEFICIT		220,344,980	201,879,569
Class A Ordinary Shares
Shareholders’ Deficit
Common stock, value		66	63
Class B Ordinary Shares
Shareholders’ Deficit
Common stock, value	[1]	717	767	[2]
Related Party
Current Liabilities
Due to sponsor		$ 29,195	$ 30,925

[1]	The Class B ordinary shares issued and outstanding as of December 31, 2025, includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 6). On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option, resulting in 499,950 Class B ordinary shares that were no longer subject to forfeiture. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Class B ordinary shares.
[2]	This number includes up to 999,900 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 6).